Note 4 - Fair Value Measurements - Summary of Assets and Liabilities Measured at Fair Value on a Recurring Basis 1 (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Convertible notes measured at fair value	$ 732
Warrant liability	0
Put Option Liability (Series D)	62
Total	794	$ 9,900
Fair Value, Inputs, Level 1 [Member]
Convertible notes measured at fair value	0
Warrant liability	0
Put Option Liability (Series D)	0
Total	0	0
Fair Value, Inputs, Level 2 [Member]
Convertible notes measured at fair value	0
Warrant liability	0
Put Option Liability (Series D)	0
Total	0	0
Fair Value, Inputs, Level 3 [Member]
Convertible notes measured at fair value	732
Warrant liability	0
Put Option Liability (Series D)	62
Total	$ 794	$ 9,900